Income Taxes - Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before income taxes	$ 3,596	$ 3,095	$ 3,003
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	$ 1,256	$ 1,083	$ 1,049
Tax effect due to non-taxable income for Indian tax purposes	(346)	(383)	(386)
Overseas taxes	99	103	102
Tax provision (reversals)	(47)	(52)	(25)
Effect of differential overseas tax rates	(17)	(11)
Effect of exempt non-operating income	(5)	(6)	(8)
Effect of unrecognized deferred tax assets	1	7	13
Effect of non-deductible expenses	20	17	50
Branch profit tax (net of credits)	(4)	(5)	4
Others	16	4	4
Income tax expense	$ 973	$ 757	$ 803